                   VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.

             Delaware-Voyageur Tax-Free Minnesota Intermediate Fund

                           VOYAGEUR MUTUAL FUNDS, INC.

                     Delaware-Voyageur Tax-Free Arizona Fund
                   Delaware-Voyageur Tax-Free California Fund
                      Delaware-Voyageur Tax-Free Idaho Fund
                      Delaware-Voyageur Tax-Free Iowa Fund
                    Delaware-Voyageur Tax-Free New York Fund
                    Delaware-Voyageur Tax-Free Wisconsin Fund

                         VOYAGEUR MUTUAL FUNDS II, INC.

                    Delaware-Voyageur Tax-Free Colorado Fund

                          VOYAGEUR TAX FREE FUNDS, INC.

                    Delaware-Voyageur Tax-Free Minnesota Fund
                  Delaware-Voyageur Tax-Free North Dakota Fund

          Supplement to the current Prospectus dated December 29, 1998
                         (as revised December 30, 1998)

         At recently held meetings, shareholders of the investment companies listed above (each a "Company") approved a number of changes relating to the Funds listed above.

         Reclassification of Investment Objectives

         Shareholders of each of the Funds listed above approved the reclassification of their Fund's investment objective from "fundamental" to "non-fundamental."

         Change in the Fund's Fundamental Policy Concerning Diversification of Investments

         Shareholders of each of the Delaware-Voyageur Tax-Free Minnesota Intermediate, Delaware-Voyageur Tax-Free Colorado and Delaware-Voyageur Tax-Free Minnesota Funds approved a proposal to change their Fund's diversification status from "diversified" to "non-diversified." This means that the Manager has the flexibility to invest as much as 50% of a Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Fund's assets is invested in the securities of a single issuer. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government, its agencies or instrumentalities. Because a Fund may invest its assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if a Fund were fully diversified. If a Fund were to invest more than 5% of its assets in a single issuer, such Fund would be affected more than a fully-diversified Fund in the event that issuer encountered difficulties in satisfying financial obligations. Management suggested the change in order to provide the Funds with greater flexibility in locating viable investments.

         Investment Management Fees

         Shareholders also approved a new Investment Management Agreement between each Company and Delaware Management Company for each Fund listed above. Under the new Investment Management Agreements, each Fund (except Delaware-Voyageur Minnesota Intermediate Fund) pays the Manager an annual fee equal to 0.55% on the first $500 million, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). Under the new Investment Management Agreement, the Delaware-Voyageur Minnesota Intermediate Fund pays the Manager an annual fee equal to 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets).

         With the exception of the Delaware-Voyageur Tax-Free Arizona Fund, the new management fee for each Fund became effective on April 15, 1999. The new management fee for the Arizona Fund became effective on April 1, 1999.

         In accordance with the new management fees, the following revises the fee table and expense example appearing under Summary of Expenses for each Fund on pages 4-9:

                               SUMMARY OF EXPENSES



Delaware-Voyageur                   Annual Fund Operating Expenses                     Total Fund      Management
      Funds                     (as a Percentage of Average Net Assets)                Operating      Fees Without
                              After Fee Waivers and Payment Arrangements                Expenses        Voluntary
                                                                                        Without        Waiver and
                                                                                       Voluntary         Payment
                                                                                       Waiver and
                                                                                        Payment
                    ----------------------------------------------------------------
                    Management Fee     12b-1 Fee(7)  Other Expenses    Total Fund
                                                                       Operating
                                                                        Expenses
------------------- ---------------- --------------- --------------- --------------- --------------- ----------------
Tax-Free Arizona
  Class A                0.03%           0.25%            0.32%           0.60%(5)        1.12%           0.55%
  Class B                0.03            1.00             0.32            1.35(5)         1.86            0.55
  Class C                0.03            1.00             0.32            1.35(5)         1.86            0.55
Tax-Free
California
  Class A                0.00%           0.25%            0.10%           0.35%(5)        1.12%           0.55%
  Class B                0.00            1.00             0.10            1.10(5)         1.87            0.55
  Class C                0.00            1.00             0.10            1.10(5)         1.87            0.55
Tax-Free Colorado
  Class A                0.55%           0.25%            0.17%           0.97%(6)        0.97%           0.55%
  Class B                0.55            1.00             0.17            1.72(6)         1.72            0.55
  Class C                0.55            1.00             0.17            1.72(6)         1.72            0.55
Tax-Free Idaho
  Class A                0.48%           0.25%            0.27%           1.00%(5)        1.07%           0.55%
  Class B                0.48            1.00             0.27            1.75(5)         1.82            0.55
  Class C                0.48            1.00             0.27            1.75(5)         1.82            0.55
Tax-Free Iowa
  Class A                0.44%           0.25%            0.31%           1.00%(5)        1.11%           0.55%
  Class B                0.44            1.00             0.31            1.75(5)         1.86            0.55
  Class C                0.44            1.00             0.31            1.75(5)         1.86            0.55
Tax-Free Minnesota
  Class A                0.50%           0.25%            0.25%           1.00%(5)        1.05%           0.55%
  Class B                0.50            1.00             0.25            1.75(5)         1.80            0.55
  Class C                0.50            1.00             0.25            1.75(5)         1.80            0.55
Minnesota
   Intermediate
     Class A             0.50%           0.15%            0.25%           0.90%(6)        0.90%           0.50%
     Class B             0.50            1.00             0.25            1.75(6)         1.75            0.50
     Class C             0.50            1.00             0.25            1.75(6)         1.75            0.50
Tax-Free New York
  Class A                0.00%           0.25%            0.25%           0.50%(5)        1.20%           0.55%
  Class B                0.00            1.00             0.25            1.25(5)         1.95            0.55
  Class C                0.00            1.00             0.25            1.25(5)         1.95            0.55
Tax-Free North Dakota
  Class A                0.35%           0.25%            0.40%           1.00%(5)        1.20%           0.55%
  Class B                0.35            1.00             0.40            1.75(5)         1.95            0.55
  Class C                0.35            1.00             0.40            1.75(5)         1.95            0.55
Tax-Free Wisconsin
  Class A                0.46%           0.25%            0.29%           1.00%(5)        1.09%           0.55%
  Class B                0.46            1.00             0.29            1.75(5)         1.84            0.55
  Class C                0.46            1.00             0.29            1.75(5)         1.84            0.55

-------------------
5 The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that a Fund's total operating expenses (exclusive of taxes, interest expense, brokerage fees and commissions) do not exceed, on an annualized basis, the amounts noted above corresponding to the caption "Total Fund Operating Expenses" through June 30, 1999. The Annual Operating Expenses for each Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of each Fund from time to time. See Expenses under Management of the Funds in the Prospectus for a discussion of the waivers.
6 The Manager has elected to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 Plan Expenses, taxes, interest, expenses, brokerage fees and commissions) do not exceed, on an annualized basis, 0.75% of the average daily net assets of the Fund through June 30, 1999. The Annual Operating Expenses for each Fund have been restated using the current fees and operating expenses that would have been applicable had they been in effect during the last fiscal year. The Manager may waive any or all of its fee and may pay certain expenses of each Fund from time to time. See Expenses under Management of the Funds in the Prospectus for a discussion of the waivers.
7 The annual 12b-1 Plan Expenses for Class A Shares of the Minnesota Intermediate Fund has been set at 0.15% of the average daily net assets of such Class and such expenses for Class A shares of each of the other Funds has been set at 0.25% of the average daily net assets of such Class. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.25% of the average daily net assets of such Class. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD"). See Distribution (12b-1) and Service under Management of the Funds in the Prospectus.

           The following revises information under the example of expenses for each Fund on pages 8-9:

                                     Assuming Redemption                               Assuming No Redemption
                          1 Year       3 Years      5 Years     10 Years      1 Year       3 Years      5 Years     10 Years
Tax-Free Arizona .......    $43(1)     $ 56          $ 70        $110          $ 43        $ 56          $ 70        $110
    Class A ............     54          73            94         142(2)         14          43            74         142(2)
    Class B ............     24          43            74         162            14          43            74         162
    Class C
Tax-Free California
    Class A ............     41(1)       48            56          80            41          48            56          80
    Class B ............     51          65            81         113(2)         11          35            61         113(2)
    Class C ............     21          35            61         134            11          35            61         134

Tax-Free Colorado
    Class A ............     47(1)       67            89         152            47          67            89         152
    Class B ............     57          84           113         183(2)         17          54            93         183(2)
    Class C ............     27          54            93         203            17          54            93         203

Tax-Free Idaho
    Class A ............     47(1)       68            91         155            47          68            91         155
    Class B ............     58          85           115         186(2)         18          55            95         186(2)
    Class C ............     28          55            95         206            18          55            95         206

Tax-Free Iowa
    Class A ............     47(1)       68            91         155            47          68            91         155
    Class B ............     58          85           115         186(2)         18          55            95         186(2)
    Class C ............     28          55            95         206            18          55            95         206

Tax-Free Minnesota
    Class A ............     47(1)       68            91         155            47          68            91         155
    Class B ............     58          85           115         186(2)         18          55            95         186(2)
    Class C ............     28          55            95         206            18          55            95         206

Minnesota
   Intermediate
      Class A ..........     36(1)       55            76         135            36          55            76         136
      Class B ..........     38          65            95         153(3)         18          55            95         153(3)
      Class C ..........     28          55            95         206            18          55            95         206
Tax-Free New York
    Class A ............     42(1)       53            64          98            42          53            64          98
    Class B ............     53          70            89         130(2)         13          40            69         130(2)
    Class C ............     23          40            69         151            13          40            69         151

Tax-Free North Dakota
    Class A ............     47(1)       68            91         155            47          68            91         155
    Class B ............     58          85           115         186(2)         18          55            95         186(2)
    Class C ............     28          55            95         206            18          55            95         206

Tax-Free Wisconsin
    Class a ............     47(1)       68            91         155            47          68            91         155
    Class B ............     58          85           115         186(2)         18          55            95         186(2)
    Class C ............     28          55            95         206            18          55            95         206

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.

(3) At the end of approximately five years after purchase, Class B Shares will be automatically converted into Class A Shares of the relevant Fund. The example above assumes conversion of Class B Shares at the end of the fifth year. However, the conversion may occur as late as three months after the fifth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through five and the expenses of Class A Shares for years six through ten. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.

                Delaware-Voyageur U.S. Government Securities Fund
                           Class A / Class B/ Class C
                                  Institutional

            Supplement to the current Prospectus dated March 1, 1999

         At a meeting held on April 13, 1999, shareholders of the Fund approved a number of changes relating to the Delaware-Voyageur U.S. Government Securities Fund ("U.S. Government Securities Fund").

         Reclassification of Investment Objective

         Shareholders of the U.S. Government Securities Fund approved a proposal to reclassify the Fund's investment objective from "fundamental" to "non-fundamental."

         Investment Management Fees

         Shareholders also approved a new Investment Management Agreement for the U.S. Government Securities Fund between Voyageur Funds, Inc. and Delaware Management Company. Under the new Investment Management Agreement, the U.S. Government Securities Fund pays the manager an annual fee equal to 0.55% on the first $500 million, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). Such approval notwithstanding, for the period from May 1, 1999, through April 30 2001, the manager has elected voluntarily to waive the management fee to which it would otherwise be entitled under such Agreement to ensure that such fees do not exceed 0.50%

         In accordance with the new management fee, the following replaces the fee tables and expense examples currently found in the U.S. Government Securities Fund's Prospectus on page 3:


------------------------------------ -------------- ------------- ------------------ -------------
                                       Class A         Class B          Class C      Institutional
------------------------------------ -------------- ------------- ------------------ -------------
Management fees4                        0.55%         0.55%              0.55%         0.55%

Distribution and service (12b-1)
fees                                    0.25%          1.00%              1.00%        0.25%5

Other expenses                          0.31%         0.31%              0.31%         0.31%

Total operating expenses(6)             1.11%         1.86%              1.86%         1.11%

---------------------------------------   -------------- ------------- ------------------ -------------
                  Class A    Class B(7)      Class B(7)     Class C         Class C      Institutional
                                           (if redeemed)                 (if redeemed)
---------------------------------------   -------------- ------------- ------------------ -------------
1 year               $683         $189           $589         $189            $289             $113
3 years              $811         $585           $885         $585            $585             $353
5 years            $1,058       $1,006         $1,206       $1,006          $1,006             $612
10 years           $1,762       $1,984         $1,984       $2,180          $2,180           $1,352

4 The investment management fees payable by the Fund are currently capped at 0.50% from May 1, 1999 through April 30, 2001.

5 The distributor has agreed to waive 12b-1 plan fees for the Institutional Class shares acquired by shareholders on or after March 1, 1998. As the portion of assets attributable to Institutional Class shares acquired on or after March 1, 1998 increases, and so long as the distributor's voluntary waiver is in effect for those shares, this figure will decrease. See the Statement of Additional Information for additional information.

6 The investment manager has agreed to waive fees and pay expenses for the period January 1, 1998 through June 30, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.85% of average daily net assets. See the Statement of Additional Information for a further discussion of expense caps.

7 The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.